Supplemental Equity and Comprehensive Income Information (Details 5) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended			6 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2009 Sumitomo 3M Limited USD ($)	Mar. 31, 2010 Sumitomo 3M Limited
Transactions with Sumitomo 3M
3M's effective ownership before transaction (as a percent)															75.00%	71.50%
3M's effective ownership after transaction (as a percent)															71.50%	75.00%
Increase in noncontrolling interest															$ 81
Cash paid to acquire additional shares										63	5,800
Note payable issued to Sumitomo Electric Industries										188	17,400
Purchase of subsidiary shares including other transfers from noncontrolling interest										278
Net income attributable to 3M	991	1,161	1,167	1,125	954	1,088	1,160	1,081				4,444	4,283	4,085
Transfer from noncontrolling interest									24	22				43
Change in 3M Company shareholders' equity from net income attributable to 3M and transfers from noncontrolling interest														$ 4,128